UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  The Chrysler Building
          405 Lexington Ave., 39th Floor
          New York, NY 10174



13F File Number: 028-13784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  646-783-4555


Signature, Place and Date of Signing:

/s/ Peter Siris                    New York, NY              November 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:   $22,348
                                         (thousands)


List of Other Included Managers:

         NONE


                                                    FORM 13F INFORMATION TABLE
                                                       September 30, 2012


COLUMN 1                      COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE     SHS OR     SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (x$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS      SOLE    SHARED  NONE
--------------                ---------        ------      --------- --------   --- ----  ----------- -----     -----   ------- ----
AMERICAN LORAIN CORP          COM              027297100   2,289      1,832,486 SH        SOLE        NONE      1,832,486
ASBURY AUTOMOTIVE GROUP INC   COM              043436104     279          9,991 SH        SOLE        NONE          9,991
ASIA ENTN & RESOURCES LTD     SHS              G0539K108     643        212,763 SH        SOLE        NONE        212,763
CHANGYOU COM LTD              ADS REP CL A     15911M107     425         16,180 SH        SOLE        NONE         16,180
CHINA BOTANIC PHARMACEUTICAL  COM              16890Y104      65        123,336 SH        SOLE        NONE        123,336
CHINA GREEN AGRICULTURE INC   COM              16943W105      76         23,180 SH        SOLE        NONE         23,180
CHINA NET ONLINE HLDGS INC    COM              16949H102       5         12,404 SH        SOLE        NONE         12,404
CHINA PHARMA HLDGS INC        COM              16941T104     768      2,104,056 SH        SOLE        NONE      2,104,056
CHINA SHENGDA PACKAGING GROU  COM              16950V107      63         75,311 SH        SOLE        NONE         75,311
CHINA TRANSINFO TECHNLGY COR  COM              169453107      10          1,824 SH        SOLE        NONE          1,824
CHINA XD PLASTICS CO LTD      COM              16948F107   1,487        388,997 SH        SOLE        NONE        388,997
CHINA XINIYA FASHION LTD      SPONSORED ADR    16950W105      24         21,369 SH        SOLE        NONE         21,369
CHINA YIDA HOLDINGS CO        COM NEW          16945D204     560      1,077,408 SH        SOLE        NONE      1,077,408
DERMA SCIENCES INC            COM PAR $.01     249827502     180         17,293 SH        SOLE        NONE         17,293
ELDORADO GOLD CORP NEW        COM              284902103      71          4,638 SH        SOLE        NONE          4,638
ENDEAVOUR INTL CORP           COM NEW          29259G200     288         29,816 SH        SOLE        NONE         29,816
EVOLUTION PERTROLEUM CORP     COM              30049A107     169         20,886 SH        SOLE        NONE         20,886
FLAMEL TECHNOLOGIES SA        SPONSORED ADR    338488109     116         28,393 SH        SOLE        NONE         28,393
FUSHI COPPERWELD INC          COM              36113E 107  3,507        385,822 SH        SOLE        NONE        385,822
GENERAL STEEL HOLDINGS INC    COM              370853103      54         41,885 SH        SOLE        NONE         41,885
GOLDCORP INC NEW              COM              380956409     374          8,148 SH        SOLE        NONE          8,148
GULF RESOURCES INC            COM PAR $0.0005  40251W309     245        219,101 SH        SOLE        NONE        219,101
HOLLYSYS AUTOMATION TECHNOLO  SHS              G45667105      74          7,537 SH        SOLE        NONE          7,537
IMAX CORP                     COM              45245E109     625         31,412 SH        SOLE        NONE         31,412
KIMBER RES INC                COM              49435N101       2          2,675 SH        SOLE        NONE          2,675
LIHUA INTL INC                COM              532352101      78         21,807 SH        SOLE        NONE         21,807
LITHIA MTRS INC               CL A             536797103     238          7,138 SH        SOLE        NONE          7,138
LJ INTL INC                   ORD              G55312105     600        329,945 SH        SOLE        NONE        329,945
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107     300         18,000 SH        SOLE        NONE         18,000
PENSKE AUTOMOTIVE GRP INC     COM              70959W103     349         11,615 SH        SOLE        NONE         11,615
PERFUMANIA HLDGS INC          COM NEW          71376C100      18          2,558 SH        SOLE        NONE          2,558
QKL STORES INC                COM NEW          74732Y204     198        263,821 SH        SOLE        NONE        263,821
RICKS CABARET INTL RSTD       COM NEW          765641303     362         43,660 SH        SOLE        NONE         43,660
SMARTHEAT INC                 COM NEW          83172F203       9          2,336 SH        SOLE        NONE          2,336
SONIC AUTOMOTIVE INC          CL A             83545G102     631         33,225 SH        SOLE        NONE         33,225
SORL AUTO PTS INC             COM              78461U101     566        306,075 SH        SOLE        NONE        306,075
TIANYIN PHARMACEUTICAL CO IN  COM              88630M104      28         46,154 SH        SOLE        NONE         46,154
XINYUAN REAL ESTATE CO LTD    SPONS ADR        98417P105      16          5,700 SH        SOLE        NONE          5,700
YONGYE INTL INC               COM              98607B106   4,129        901,549 SH        SOLE        NONE        901,549
ZHONGPIN INC                  COM              98952K107   2,426        220,530 SH        SOLE        NONE        220,530



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